Vessels under construction	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Vessels under construction	Vessels under construction
As at December 31, 2024, the vessels under construction balance includes $38,436,000 of capitalized interest for the year ended December 31, 2024 (2023 – $66,628,000).
In October 2023, the Company entered into shipbuilding contracts for the construction of eight 10,800 CEU dual-fuel liquefied natural gas PCTC newbuilds. Of the eight shipbuilding contracts, two were novated to a customer in February 2024. In relation to two of the remaining six newbuilds, the Company provided an option to the customer to novate the shipbuilding contracts in respect of such newbuilds or enter into a long term charter with the Company upon delivery of such newbuilds to the Company, and in February 2024, the customer decided to novate the contracts.
In March 2024, the Company entered into shipbuilding contracts for the construction of two 10,800 CEU dual-fuel liquefied natural gas PCTC newbuilds. Each vessel will commence a long-term charter upon delivery.
In June 2024, the Company entered into shipbuilding contracts for the construction of 27 newbuild containership vessels, ranging between 9,000 and 17,000 TEU. Four of these contracts were immediately novated to a customer. 13 of these contracts were thereafter novated to certain nominees and upon delivery, these 13 newbuilds will be chartered by the Company from such nominees under bareboat charters. The vessels will be delivered in 2027 and 2028 and each vessel will commence a long term charter upon delivery.
In August 2024, the Company entered into shipbuilding contracts for the construction of six 13,000 TEU newbuild containership vessels. Five of these contracts were novated to a customer in September 2024. The remaining vessel will be delivered in 2028 and commence a long term charter upon delivery.
In October 2024, the Company entered into shipbuilding contracts for six 13,600 TEU scrubber-fitted newbuild containerships. Each vessel will commence a long-term charter upon delivery.